Unaudited Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash flows from Operating activities
Net income for the period		$ 6,060	$ 4,884
Adjustments for:
Net income from discontinued operations		(204)	(149)
Pension and medical benefits (actuarial expense)		1,070	1,073
Results of equity-accounted investments		(251)	(244)
Depreciation, depletion and amortization		7,429	6,387
Impairment of assets (reversal)		20	(31)
Allowance (reversals) for credit loss on trade and others receivables		38	411
Exploratory expenditure write-offs		64	65
Reclassification of accumulated losses on cash flow hedge by the sale of interests		0	0
(Gains)/losses on disposals/write-offs of assets		(5,042)	(687)
Foreign exchange, indexation and finance charges		4,260	4,444
Deferred income taxes, net		1,684	242
Revision and unwinding of discount on the provision for decommissioning costs		411	349
Reclassification of cumulative translation adjustment and other comprehensive income		34
Inventory write-down (write-back) to net realizable value		(10)	17
Gain on remeasurement of investment retained with loss of control		(546)
Decrease (Increase) in assets
Trade and other receivables, net		1,055	(1,340)
Inventories		(617)	(1,894)
Judicial deposits		(1,085)	(1,149)
Escrow account-Class action agreement		(982)	(1,102)
Other assets		(918)	1,115
Increase (Decrease) in liabilities
Trade payables		(843)	276
Other taxes payable		1,019	1,853
Pension and medical benefits		(495)	(515)
Provisions for legal proceedings		(1,190)	586
Short-term benefits		127	456
Other liabilities		(799)	(320)
Income taxes paid		(609)	(1,075)
Net cash provided by operating activities from continuing operations		9,680	13,652
Discontinued operations - net cash provided by operating activities		256	298
Net cash provided by operating activities		9,936	13,950
Cash flows from Investing activities
Capital expenditures		(3,622)	(5,811)
Investments in investees		(10)	(28)
Proceeds from disposal of assets-Divestment		9,111	4,914
Divestment (Investment) in marketable securities		475	692
Dividends received		816	486
Net cash provided by investing activities from continuing operations		6,770	253
Discontinued operations - net cash provided by (used in) investing activities		(51)	32
Net cash provided by investing activities		6,719	285
Cash flows from Financing activities
Investments by non-controlling interest		(93)	(84)
Proceeds from financing		4,725	8,128
Repayment of principal		(11,957)	(23,929)
Repayment of interest		(2,349)	(3,052)
Repayment of lease liability		(2,238)
Dividends paid to Shareholders of Petrobras		(1,006)	(165)
Dividends paid to non-controlling interests		(86)	(85)
Net cash used in financing activities from continuing operations		(13,004)	(19,187)
Discontinued operations - net cash used in financing activities		(495)	(69)
Net cash used in financing activities		(13,499)	(19,256)
Effect of exchange rate changes on cash and cash equivalents		151	(501)
Net increase (decrease) in cash and cash equivalents		3,307	(5,522)
Cash and cash equivalents at the beginning of the period		13,899	22,519
Cash and cash equivalents at the end of the period	[1]	$ 17,206	$ 16,997

[1]	It includes US$ 492 relating to discontinued operations (see note 7).